Acquisition of subsidiaries - 2019 Acquisition Activity (Details) - USD ($)	1 Months Ended	4 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue			$ 1,710,970,706	$ 2,466,504,041	$ 2,207,966,313
Xitou [Member]
Business Combination, Consideration Transferred	$ 16,486,299
Goodwill	6,624,594
Xichuang
Business Combination, Consideration Transferred	11,212,797
Goodwill	5,159,916
Goodwill, tax deductible amount			0
I-Journey [Member]
Business Combination, Consideration Transferred	21,062,847
Goodwill	$ 12,927,103
Goodwill, tax deductible amount			$ 0
Wuhu Penghua and Chengdu Renju and Chengdu Guohongteng [Member]
Revenue		$ 30,248,316